Average Annual Total Returns - Class A - DWS International Growth VIP	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	MSCI All Country World ex USA Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI All Country World ex USA Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI All Country World ex USA Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	May 05, 1998	22.69%	11.78%	7.90%	10.65%	8.93%	4.92%